Commitments, contingent liabilities and legal proceedings	6 Months Ended
Sep. 30, 2020
Commitments, contingent liabilities and legal proceedings
Commitments, contingent liabilities and legal proceedings

13   Commitments, contingent liabilities and legal proceedings

There have been no material changes to the Group’s commitments, contingent liabilities or legal proceedings during the period, except as disclosed below.

Vodafone Idea

As part of the agreement to merge Vodafone India and Idea Cellular, the parties agreed a mechanism for payments between the Group and Vodafone Idea Limited (‘VIL’) pursuant to the crystallisation of certain identified contingent liabilities in relation to legal, regulatory, tax and other matters, including the AGR case, and refunds relating to Vodafone India and Idea Cellular.

Cash payments or cash receipts relating to the aforementioned matters must have been made or received by VIL before any amount becomes due from or owed to the Group. Any future payments by the Group to VIL as a result of this agreement would only be made after satisfaction of this and other contractual conditions. The Group's potential exposure under this mechanism is capped at INR 84 billion (€973 million). Having considered the payments made and refunds received by VIL in relation to certain contingent liabilities relating to Vodafone India and Idea Cellular, including those relating to the AGR case, and the significant uncertainties in relation to VIL’s ability to settle all liabilities relating to the AGR judgement, the Group assessed a cash outflow of €235 million under the agreement to be probable at 31 March 2020. This amount was cash settled in the six months ended 30 September 2020. No further case payments are considered probable at 30 September 2020.

Indus Towers merger

Under the terms of the agreement to merge Indus and Bharti Infratel into a 'Combined Company', and, save for the prepayment below, subject to the initial dividend of INR 48 billion being paid by the Combined Company to its shareholders within 3 months of completion, a security package will be provided for the benefit of the Combined Company which can be invoked in the event that Vodafone Idea Limited ('VIL') is unable to satisfy certain payment obligations under its Master Services Agreements with the Combined Company (the 'MSAs'). The security package includes:

-A prepayment in cash of INR 24 billion (€277 million) to be made at completion of the transaction by Vodafone Idea to the Combined Company in respect of its payment obligations that are undisputed, due and payable under the MSAs after the merger closing;

-A primary pledge over 190.7m shares owned by Vodafone in the Combined Company with a value of INR 33 billion[1] (€386 million); and

-A secondary pledge over shares owned by Vodafone in the Combined Company (ranking behind Vodafone's existing lenders for the €1.3 billion loan ('the Loan') utilised to fund Vodafone's contribution to the Vodafone Idea rights issue in 2019) with a maximum liability cap of INR 42.5 billion (€491 million).

In the event of non-payment of relevant MSA obligations by VIL and once the prepayment amount is exhausted in full, the Combined Company will have recourse to the primary pledge shares and, after repayment of the Loan, any secondary pledged shares, up to the value of the liability cap. VIL's ability to make ongoing MSA payments to the Combined Company depends on a number of factors including its ability to raise additional funding.

Indian tax cases

In August 2007 and September 2007, Vodafone India Limited ('Vodafone India') and Vodafone International Holdings BV ('VIHBV') respectively received notices from the Indian tax authority alleging potential liability in connection with an alleged failure by VIHBV to deduct withholding tax from consideration paid to the Hutchison Telecommunications International Limited group ('HTIL') in respect of HTIL's gain on its disposal to VIHBV of its interests in a wholly-owned Cayman Island incorporated subsidiary that indirectly held interests in Vodafone India. Following approximately five years of litigation in the Indian courts in which VIHBV sought to set aside the tax demand issued by the Indian tax authority, in January 2012 the Supreme Court of India handed down its judgement, holding that VIHBV's interpretation of the Income Tax Act 1961 was correct, that the HTIL transaction in 2007 was not taxable in India, and that consequently, VIHBV had no obligation to withhold tax from consideration paid to HTIL in respect of the transaction. The Supreme Court of India quashed the relevant notices and demands issued to VIHBV in respect of withholding tax and interest.

On 28 May 2012 the Finance Act 2012 became law. The Finance Act 2012, which amended various provisions of the Income Tax Act 1961 with retrospective effect, contained provisions intended to tax any gain on transfer of shares in a non-Indian company, which derives substantial value from underlying Indian assets, such as VIHBV's transaction with HTIL in 2007. Further, it sought to subject a purchaser, such as VIHBV, to a retrospective obligation to withhold tax. VIHBV received a letter on 3 January 2013 from the Indian tax authority reminding it of the tax demand raised prior to the Supreme Court of India's judgement and purporting to update the interest element of that demand to a total amount of INR142 billion, which included principal and interest as calculated by the Indian tax authority but did not include penalties.

On 10 January 2014, VIHBV served an amended trigger notice on the Indian Government under the Netherlands-India Bilateral Investment Treaty ('Dutch BIT'), supplementing a trigger notice filed on 17 April 2012, immediately prior to the Finance Act 2012 becoming effective, to add claims relating to an attempt by the Indian Government to tax aspects of the transaction with HTIL under transfer pricing rules. A trigger notice announces a party's intention to submit a claim to arbitration and triggers a cooling off period during which both parties may seek to resolve the dispute amicably. Notwithstanding their attempts, the parties were unable to amicably resolve the dispute within the cooling off period stipulated in the Dutch BIT. On 17 April 2014, VIHBV served its notice of arbitration under the Dutch BIT, formally commencing the Dutch BIT arbitration proceedings. In June 2016, the tribunal was fully constituted with Sir Franklin Berman KCMG QC appointed as presiding arbitrator. The Indian Government raised objections to the application of the treaty to VIHBV's claims and to the jurisdiction of the tribunal under the Dutch BIT. On 19 June 2017, the tribunal decided to try both these jurisdictional objections along with the merits of VIHBV's claim in February 2019. Further attempts by the Indian Government to have the jurisdiction arguments heard separately also failed. VIHBV filed its response to India's defence in July 2018 and India responded in December 2018. The arbitration hearing took place in February 2019. The tribunal issued the award on 25 September 2020 and unanimously ruled in Vodafone's favour. The Indian Government has three months to decide whether to apply to the Singapore court to set aside the award.

Separately, on 15 June 2015, Vodafone Group Plc and Vodafone Consolidated Holdings Limited served a trigger notice on the Indian Government under the United Kingdom-India Bilateral Investment Treaty ('UK BIT') in respect of retrospective tax claims under the Income Tax Act 1961 (as amended by the Finance Act 2012). Although relating to the same underlying facts as the claim under the Dutch BIT, the claim brought by Vodafone Group Plc and Vodafone Consolidated Holdings Limited is a separate and distinct claim under a different treaty. On 24 January 2017, Vodafone Group Plc and Vodafone Consolidated Holdings Limited served a Notice of Arbitration on the Indian Government formally commencing the arbitration.

The Indian Government considers the arbitration under the UK BIT to be an abuse of process but this is strongly denied by Vodafone. On 22 August 2017, the Indian Government obtained an injunction from the Delhi High Court preventing Vodafone from progressing the UK BIT arbitration. Vodafone applied to dismiss it. On 26 October 2017, the Delhi High Court varied its order to permit Vodafone to participate in the formation of the UK BIT tribunal. The UK BIT tribunal now consists of Marcelo Kohen, an Argentinian national and professor of international law in Geneva (appointed by India), Neil Kaplan, a British national (appointed by Vodafone Group Plc) and Professor Campbell McLachlan QC, a New Zealand national (appointed by the parties as presiding arbitrator). On 7 May 2018, the Delhi High Court dismissed the injunction. The Indian Government appealed the decision and hearings took place from 2018 to 2020, with frequent adjournments. In the meantime, Vodafone has undertaken to take no steps advancing the UK BIT pending resolution of the Indian Government's appeal. The Delhi High Court will decide how to deal with these proceedings in light of the Government's intentions concerning any application to set aside the Dutch BIT in Singapore. Vodafone will seek to maintain the UK BIT pending expiry of the three month period for the India Government to make that application.

Indian regulatory cases

Adjusted Gross Revenue (‘AGR’) dispute before the Supreme Court of India: Union of India v Association of Unified Telecom Service Providers of India

The Department of Telecommunications (‘DoT’) has been in dispute with telecom service providers in India for over a decade concerning the correct interpretation of licence provisions for fees based on AGR, a concept that is used in the calculation of licence and other fees payable by telecom service providers.  On an appeal to the Supreme Court from a decision of the Telecommunications Dispute Settlement Appellate Tribunal (‘TDSAT’) substantially upholding the telecom service providers’ interpretation of AGR, the Supreme Court on 24 October 2019 held against the telecom service providers, including VIL. The Supreme Court’s ruling in favour of the DoT rendered the telecom service providers, including VIL, liable for principal, interest, penalties and interest on penalties on demands of the DoT in relation to licence fees. The DoT demands became due and payable within three months of the Supreme Court judgement.

In November 2019, the DoT issued an order for the AGR judgement debt to be determined through self-assessment and paid on or before 23 January 2020. VIL and other operators filed review petitions against the judgement, which were heard and dismissed on 16 January 2020. On 23 January 2020, the DoT announced that it would not take coercive action against telecom service providers which have not repaid their respective AGR judgement debts. Consequently, VIL and others did not pay any amount to the DoT. On 14 February 2020, after hearing applications from VIL and other operators, the Supreme Court ordered the DoT to withdraw its non-coercive order as well as requiring all Directors of VIL and other relevant operators to show cause as to why contempt proceedings should not be brought against them. On 17 February, 20 February, 16 March and 16 July 2020, VIL made payments totalling INR 78.5 billion (€0.9 billion) to the DoT. In September 2020, the Supreme Court directed that telecom operators make payment of 10% of the total dues by 31 March 2021 and thereafter repay the balance, along with 8% interest, in 10 annual instalments commencing from 1 April 2021 to 31 March 2031, payable by 31 March of every succeeding financial year.

Based on submissions of the DoT in the Supreme Court proceedings (which the Group is unable to confirm as to their accuracy), Vodafone Idea reported a total estimated liability of INR 654 billion (€7.6 billion) excluding repayments and including interest, penalty and interest on penalty up to 30 June 2020.

One time spectrum charges: Vodafone India v Union of India

The Indian Government sought to impose one-time spectrum charges of approximately €400 million on certain operating subsidiaries of Vodafone India. Vodafone India filed a petition before the TDSAT challenging the one-time spectrum charges on the basis that they are illegal, violate Vodafone India's licence terms and are arbitrary, unreasonable and discriminatory. The tribunal stayed enforcement of the Government's spectrum demand pending resolution of the dispute. In July 2019, the TDSAT upheld the demand, in part, and in October 2019 VIL filed an appeal which was heard in the Supreme Court in March 2020. The Court rejected VIL's appeal, upholding the TDSAT order. The Government has also filed an appeal along with an application to stay the TDSAT order. The hearing took place in early November 2020 in which the Supreme Court, while issuing notice to Vodafone India on Government’s appeal and stay application, has granted it two weeks time to submit its reply. The next hearing is expected to take place in the end of November 2020.

Other Indian regulatory cases

Litigation remains pending in the TDSAT, High Courts and the Supreme Court of India in relation to a number of significant regulatory issues including mobile termination rates, spectrum and licence fees, licence extension and 3G intracircle roaming.

Other cases in the Group

Patent litigation - UK

On 22 February 2019, IPCom sued Vodafone Group Plc and Vodafone Limited for alleged patent infringement of two patents claimed to be essential to UMTS and LTE network standards. If IPCom could have established that one or more of its patents were valid and infringed, it could have sought an injunction against the UK network if a global licence for the patents was not agreed. The Court ordered expedited trials of the infringement and validity issues. The trial on the first patent was in November 2019 and removed the risk of injunction so IPCom gave up the trial on the second patent listed for May 2020. Both IPCom and Vodafone are appealing certain aspects of the judgement from the first trial. The appeal hearing is listed for January 2021.

Italy: Iliad v Vodafone Italy

In August 2019, Iliad filed a claim for €500 million against Vodafone Italy in the Civil Court of Milan. The claim alleges anti-competitive behaviour in relation to portability and certain advertising campaigns by Vodafone Italy.

Preliminary hearings have taken place, including one at which the Court rejected Iliad's application for a cease and desist order against alleged misleading advertising by Vodafone. The main hearing on the merits of the claim is scheduled for 15 December 2020.

Greece: Papistas Holdings SA, Mobile Trade Stores (formerly Papistas SA) and Athanasios and Loukia Papistas v Vodafone Greece, Vodafone Group Plc and certain Directors and Officers of Vodafone

In December 2013, Mr. and Mrs. Papistas, and companies owned or controlled by them, brought three claims in the Greek court in Athens against Vodafone Greece, Vodafone Group Plc and certain Directors and officers of Vodafone Greece and Vodafone Group Plc for purported damage caused by the alleged abuse of dominance and wrongful termination of a franchise arrangement with a Papistas company. Approximately €1.0 billion of the claim was directed exclusively at two former Directors of Vodafone. The balance of the claim (approximately €285.5 million) was sought from Vodafone Greece and Vodafone Group Plc on a joint and several basis. Both cases were adjourned to a hearing in September 2018, at which the plaintiffs withdrew all of their claims against Vodafone and its Directors. On 31 December 2018, the plaintiff filed a new, much lower value claim against Vodafone Greece, removing the individual Directors and Vodafone Group Plc as defendants. On 5 April 2019, Mr Papistas withdrew this latest lawsuit, but in October 2019 filed several new cases against Vodafone Greece with a total value of approximately €330 million.

Vodafone filed a counter claim and all claims were heard in February 2020. Mr Papistas' claims have been rejected by the Court as Mr Papistas did not make the stamp duty payments required to have the case considered. Vodafone Greece's counter claim was also rejected. Mr Papistas and Vodafone Greece have each respectively filed appeals and the hearing on these appeals will take place in October 2021.

Netherlands: Consumer credit/handset case

In February 2016, the Dutch Supreme Court ruled on the Dutch implementation of the EU Consumer Credit Directive and "instalment sales agreements" (a Dutch law concept), holding that bundled "all-in" mobile subscription agreements (i.e. device along with mobile services) are considered consumer credit agreements. As a result, Vodafone Ziggo, together with the industry, has been working with the Ministry of Finance and the Competition Authority on compliance requirements going forward for such offers. The ruling also has retrospective effect. A number of small claims were submitted by individual customers in the small claims courts. On 15 February 2018, Consumentenbond (a claims agency) initiated collective claim proceedings against VodafoneZiggo, Tele2, T-Mobile and now KPN. A settlement agreement was signed with the claims agency and the Dutch Consumer Federation in October 2020. As a result, the collective claim proceedings against VodafoneZiggo have been withdrawn.

UK: Phones 4U in Administration v Vodafone Limited and Vodafone Group Plc and Others

In December 2018 the administrators of former UK indirect seller Phones 4U sued the three main UK mobile network operators (MNOs), including Vodafone, and their parent companies. The administrators allege a conspiracy between the MNOs to pull their business from Phones 4U thereby causing its collapse. The value of the claim is not pleaded but we understand it to be the total value of the business, possibly around £1 billion. Vodafone's alleged share of the liability is also not pleaded. Vodafone filed its defence on 18 April 2019, along with several other defendants, and the Administrators filed their Replies in October 2019. Case management hearings took place in March and July 2020. Vodafone and others are appealing one aspect of the judge's Order regarding the scope of disclosure. The Court of Appeal hearing is in January 2021. The judge has also ordered that there should be a split trial between liability and damages. The first trial will start in May 2022.